Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,092.49
Total Fee Amount	1,092.49
Total Transaction Valuation	7,910,869.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A